Note 6 - Related Parties (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of research and development expense [text block]
		Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017	February 29, 2016
			(Unaudited)	(Unaudited)
	$	$	$	$	$

Research and development expenses
Supplies and incremental costs	7	-	-	-	5
Shared service agreement	20	60	1	59	366
Total	27	60	1	59	371

General and administrative expenses
Supplies and incremental costs	239	293	16	277	299
Shared service agreement	121	325	25	300	491
Total	360	618	41	577	790
Total related parties expenses	387	678	42	636	1,161

Disclosure of information about key management personnel [text block]
		Thirteen- months ended	Month ended	Twelve- months ended
	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017	February 29, 2016
			(Unaudited)	(Unaudited)
	$	$	$	$	$
Compensation	1,754	1,510	146	1,364	688
Severance	-	-	-	-	103
Share-based compensation costs	826	619	78	541	120
Total key management personnel compensation	2,580	2,129	224	1,905	911